Income Tax Level 4 Income tax expense (benefit) (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Tax Credit Carryforward [Line Items]
Effective Income Tax Rate Reconciliation, Tax Cuts and Jobs Act of 2017, Amount	$ (2)	$ 0	$ 0	$ 396
Current Federal Tax Expense (Benefit)	1	(15)	(8)	4
Deferred Federal Income Tax Expense (Benefit)	6	74	52	418
Income Tax Expense (Benefit)	$ 7	$ 59	$ 44	$ 422